SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	December 31, 2025	December 31, 2024	December 31, 2023

Cash paid during the period for:
Interest	$-	$-	$-
Income taxes	$1,139,317	$276,432	$650,540

Non-cash transactions:
Non-cash prepayment of expenses	$28,605	$-	$-

During the years ended December 31, 2025, 2024 and 2023 respectively, the Company paid $1,139,317, $276,432, and $650,540, related to income tax in the current and prior periods and accrued a further $800,000, $800,000, and $700,000, in the years ended December 31, 2025, 2024, and 2023 respectively, for expected income tax payments related to activities in Ghana.

In 2025, the Company made a payment of $600,000 related to 2024 taxes and $539,317 to resolve income taxes for all periods to December 31, 2024. The Company recognized a gain on release of tax accruals through 2024 of $614,262, on the 2025 payment.

Except for stock option grants, and warrants, explained above, there were no other significant non-cash transactions during the years ended December 31, 2025, 2024, or 2023.